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                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                 REPORT FOR CALENDAR MONTH ENDING: July 31, 2002



                 Name of Registrant: The SMALLCap Fund, Inc. (TM)
                                     By: Fran Pollack-Matz, Secretary

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
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                                                                         Approximate Asset
                                                                        Value or approximate
                                          Number of                      asset coverage per
  Date of each     Identification of        Shares        Price per       share at time of       Name of Seller or of
  Transaction           Security          Purchased         Share             purchase              Seller's Broker
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
    07/01/02          Common Stock            5,500        10.041              11.083               Weeden & Co. LP
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    07/02/02          Common Stock            5,500         9.809              10.767               Weeden & Co. LP
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    07/02/02          Common Stock            5,000         9.750              10.767               Weeden & Co. LP
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    07/03/02          Common Stock            5,500         9.581              10.429               Weeden & Co. LP
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    07/03/02          Common Stock            5,000         9.560              10.429               Weeden & Co. LP
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    07/08/02          Common Stock            4,700         9.733              10.637               Weeden & Co. LP
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    07/09/02          Common Stock            4,700         9.558              10.453               Weeden & Co. LP
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    07/10/02          Common Stock            4,700         9.469              10.336               Weeden & Co. LP
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    07/11/02          Common Stock            4,700         9.106              10.079               Weeden & Co. LP
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    07/11/02          Common Stock            5,000         9.100              10.079               Weeden & Co. LP
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    07/12/02          Common Stock            4,700         9.100              9.976                Weeden & Co. LP
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    07/15/02          Common Stock            3,500         9.014              9.988                Weeden & Co.LP
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    07/16/02          Common Stock            3,500         8.991              9.812                Weeden & Co. LP
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    07/17/02          Common Stock            3,500         9.030              9.730                Weeden & Co. LP
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    07/18/02          Common Stock            3,500         8.923              9.767                Weeden & Co. LP
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    07/18/02          Common Stock            5,000         8.850              9.767                Weeden & Co. LP
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    07/19/02          Common Stock            3,500         8.750              9.572                Weeden & Co. LP
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    07/22/02          Common Stock            3,100         8.265              9.305                Weeden & Co. LP
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    07/23/02          Common Stock            3,100         8.204              9.118                Weeden & Co. LP
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    07/23/02          Common Stock            5,000         8.210              9.118                Weeden & Co. LP
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    07/24/02          Common Stock            3,100         7.450              8.766                Weeden & Co. LP
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    07/25/02          Common Stock            1,100         8.195              9.199                Weeden & Co. LP
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    07/26/02          Common Stock            3,100         8.130              9.161                Weeden & Co.LP
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    07/29/02          Common Stock            3,100         8.537              9.287                Weeden & Co. LP
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    07/31/02          Common Stock            1,900         8.480              9.723                Weeden & Co. LP
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